Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Lease Commitments Under Non-Cancelable Operating Leases
Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2019	$4,474
2020	2,747
2021	1,497
2022	334
2023	269
After 2023	343